UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22118

                           Dreman Contrarian Funds
(Exact name of registrant as specified in charter)

Plaza 10, Suite 800,  Jersey City, NJ               07311
 (Address of principal executive offices)       (Zip code)

William Murphy
Huntington Asset Services, Inc.
2960 N. Meridian, Ste 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:    317-917-7000

Date of fiscal year end:     10/31

Date of reporting period:   07/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dreman Contrarian Funds
Dreman High Opportunity Fund
Schedule of Investments
July 31, 2010
(Unaudited)

Common Stocks - 99.34%	Shares	Value

Banks - 20.24%
Bank of America Corp.	227,797	$3,198,270
Fifth Third Bancorp	117,820	1,497,492
JPMorgan Chase & Co.	87,040	3,505,971
KeyCorp	129,965	1,099,504
PNC Financial Services Group, Inc.	47,454	2,818,293
U.S. Bancorp	42,465	1,014,914
Wells Fargo & Co.	129,066	3,579,000
		16,713,444

Consumer Goods - 7.25%
Altria Group, Inc.	213,950	4,741,132
Philip Morris International, Inc.	24,317	1,241,140
		5,982,272

Electronics - 4.74%
Emerson Electric Co.	25,520	1,264,261
General Electric Co.	164,095	2,645,211
		3,909,472

Financial Services - 2.99%
American Express Co.	55,280	2,467,699

Healthcare - 3.93%
Aetna, Inc.	52,220	1,454,327
UnitedHealth Group, Inc.	58,680	1,786,806
		3,241,133

Industrials - 8.93%
3M Co.	13,211	1,130,069
Eaton Corp.	35,705	2,801,414
Northrop Grumman Corp.	20,190	1,183,942
United Technologies Corp.	31,780	2,259,558
		7,374,983

Insurance - 1.84%
Hartford Financial Services Group, Inc.	64,890	1,519,075

Leisure - 2.87%
Carnival Corp.	42,225	1,464,363
Walt Disney Co./The	26,760	901,544
		2,365,907

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman High Opportunity Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Common Stocks - 99.34% - continued	Shares	Value

Mining - 4.76%
BHP Billiton Ltd. (a)	54,440	$3,932,201

Oil & Natural Gas - 28.61%
Anadarko Petroleum Corp.	74,180	3,646,689
Apache Corp.	39,290	3,755,338
BP plc (a)	36,075	1,387,805
Chesapeake Energy Corp.	182,405	3,835,977
ConocoPhillips	66,910	3,694,770
Devon Energy Corp.	60,395	3,774,084
EnCana Corp.	35,275	1,076,946
Occidental Petroleum Corp.	22,525	1,755,373
Valero Energy Corp.	40,615	690,049
		23,617,031

Pharmaceuticals - 4.87%
AstraZeneca PLC (a)	25,225	1,272,349
Eli Lilly & Co.	17,005	605,378
Pfizer, Inc.	142,927	2,143,905
		4,021,632

Retail - 6.15%
Lowe's Companies, Inc.	107,200	2,223,328
Staples, Inc.	140,520	2,856,772
		5,080,100

Transportation - 2.16%
FedEx Corp.	21,584	1,781,759

TOTAL COMMON STOCKS (Cost $79,665,228)		82,006,708

Exchange-Traded Funds - 0.27%

Financial Select Sector SPDR Fund	15,245	224,254

TOTAL EXCHANGE-TRADED FUNDS (Cost $182,796)		224,254

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman High Opportunity Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Money Market Securities - 0.72%	Shares	Value

Huntington Money Market Fund - Trust Shares, 0.01% (b)	597,081	$597,081

TOTAL MONEY MARKET SECURITIES (Cost $597,081)		597,081

TOTAL INVESTMENTS (Cost $80,445,105) - 100.33%		$82,828,043

Liabilities in excess of other assets - (0.33)%		(271,757)

TOTAL NET ASSETS - 100.00%		$82,556,286

(a) American Depositary Receipt.
(b) Variable rate security; the money market rate shown represents the rate at July 31, 2010.

Tax Related
Unrealized appreciation	$5,127,869
Unrealized depreciation	(2,744,931)
Net unrealized appreciation	$2,382,938

Aggregate cost of securities for income tax purposes	$80,445,105

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments
July 31, 2010
(Unaudited)

Common Stocks - 91.31%	Shares	Value

Agriculture - 1.76%
Agrium, Inc.	230	$14,490

Banks - 5.93%
Comerica, Inc.	355	13,618
Fifth Third Bancorp	920	11,693
Hudson City Bancorp, Inc.	885	10,992
SunTrust Banks, Inc.	485	12,586
		48,889

Consumer Goods - 10.26%
Dean Foods Co. (a)	920	10,543
Fortune Brands, Inc.	295	12,945
Lorillard, Inc.	170	12,961
Mattel, Inc.	590	12,484
Molson Coors Brewing Co. - Class B	280	12,603
VF Corp.	155	12,296
Whirlpool Corp.	130	10,829
		84,661

Electric Power - 5.02%
Ameren Corp.	525	13,319
American Electric Power Company, Inc.	405	14,572
PPL Corp.	495	13,508
		41,399

Electronics - 2.93%
General Cable Corp. (a)	470	12,474
L-3 Communications Holdings, Inc.	160	11,686
		24,160

Financial Services - 6.33%
Ameriprise Financial, Inc.	295	12,505
Discover Financial Services	970	14,812
Federated Investors, Inc. - Class B	585	12,414
Western Union Co.	770	12,497
		52,228

Gold & Silver Ores - 2.87%
Silver Wheaton Corp. (a)	650	12,252
Yamana Gold, Inc.	1,215	11,445
		23,697

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Common Stocks - 91.31% - continued	Shares	Value

Healthcare - 7.81%
Biogen Idec, Inc. (a)	260	$14,529
Cooper Companies, Inc. / The	335	13,018
Kinetic Concepts, Inc. (a)	345	12,251
Omnicare, Inc.	495	12,192
Zimmer Holdings, Inc. (a)	235	12,453
		64,443

Industrials - 4.62%
Energizer Holdings, Inc. (a)	235	14,457
Hubbell, Inc. - Class B	265	12,505
Northrop Grumman Corp.	190	11,142
		38,104

Information Technology - 4.34%
Anixter International, Inc. (a)	275	13,288
Arrow Electronics, Inc. (a)	465	11,527
Symantec Corp. (a)	845	10,960
		35,775

Insurance - 6.06%
Allstate Corp. / The	425	12,002
Axis Capital Holdings, Ltd.	445	13,871
Hartford Financial Services Group, Inc. / The	510	11,939
HCC Insurance Holdings, Inc.	465	12,146
		49,958

Materials - 1.42%
Owens-Illinois, Inc. (a)	425	11,751

Mining - 1.55%
Joy Global, Inc.	215	12,764

Oil & Natural Gas - 10.51%
Chesapeake Energy Corp.	500	10,515
Cimarex Energy Co.	165	11,363
Ensco PLC (b)	300	12,543
McDermott International, Inc. (a)	580	13,636
Newfield Exploration Co. (a)	260	13,900
Nexen, Inc.	615	12,730
Transocean Ltd. (a)	260	12,015
		86,702

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Common Stocks - 91.31% - continued	Shares	Value

Pharmaceuticals - 1.71%
Forest Laboratories, Inc. (a)	510	$14,152

Restaurants - 1.51%
Burger King Holdings, Inc.	720	12,442

Retail - 4.13%
Best Buy Co., Inc.	305	10,571
Big Lots, Inc. (a)	370	12,695
SUPERVALU, Inc.	955	10,772
		34,038

Services - 6.53%
Fiserv, Inc. (a)	270	13,527
Fluor Corp.	295	14,245
Pitney Bowes, Inc.	560	13,670
Synopsys, Inc. (a)	570	12,449
		53,891

Steel - 1.37%
Nucor Corp.	290	11,351

Telecommunications - 1.54%
Windstream Corp.	1,115	12,711

Transportation - 3.11%
Norfolk Southern Corp.	230	12,942
Tidewater, Inc.	310	12,704
		25,646

TOTAL COMMON STOCKS (Cost $771,676)		753,252

Real Estate Investment Trusts - 6.07%

Duke Realty Corp.	1,130	13,515
Hospitality Properties Trust	545	11,145
Mack-Cali Realty Corp.	380	12,244
Senior Housing Properties Trust	585	13,192

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $44,488)		50,096

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Escrow Rights - 0.00%	Shares	Value

Southern Energy Escrow Rights (c)	15,000	$-

TOTAL ESCROW RIGHTS (Cost $0)		-

Money Market Securities - 3.31%

Huntington Money Market Fund - Trust Shares, 0.01% (d)	27,260	27,260

TOTAL MONEY MARKET SECURITIES (Cost $27,260)		27,260

TOTAL INVESTMENTS (Cost $843,424) - 100.69%		$830,608

Liabilities in excess of other assets - (0.69)%		(5,703)

TOTAL NET ASSETS - 100.00%		$824,905

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Escrow rights issued in conjunction with bond reorganization. There is no market for the rights, therefore these are considered to be illiquid and are valued according to fair value procedures approved by the Trust.
(d) Variable rate security; the money market rate shown represents the rate at July 31, 2010.

Tax Related
Unrealized appreciation	$78,106
Unrealized depreciation	(90,922)
Net unrealized depreciation	$(12,816)

Aggregate cost of securities for income tax purposes	$843,424

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments
July 31, 2010
(Unaudited)

Common Stocks - 90.78%	Shares	Value

Banks - 4.95%
BancorpSouth, Inc.	59,575	$873,370
Bank of Hawaii Corp.	24,400	1,215,364
FirstMerit Corp.	65,649	1,293,942
Fulton Financial Corp.	127,500	1,161,525
Washington Federal, Inc.	64,975	1,130,565
		5,674,766

Chemicals - 1.80%
OM Group, Inc. (a)	34,650	935,550
RPM International, Inc.	59,825	1,122,915
		2,058,465

Consumer Goods - 15.27%
Central European Distribution Corp. (CEDC) (a)	46,602	1,214,914
Corn Products International, Inc.	36,900	1,230,246
Del Monte Foods Co.	74,350	1,031,978
Hanesbrands, Inc. (a)	42,700	1,069,635
Helen of Troy, Ltd. (a)	47,350	1,134,506
JAKKS Pacific, Inc. (a)	75,740	1,195,177
Jarden Corp.	42,615	1,233,704
Jones Apparel Group, Inc.	69,300	1,208,592
Nash Finch Co.	30,800	1,211,056
NutriSystem, Inc.	48,371	946,137
RadioShack Corp.	53,589	1,154,307
Scotts Miracle-Gro Co. - Class A	25,975	1,253,294
Universal Corp.	27,483	1,218,871
Vector Group, Ltd.	62,674	1,187,672
Wolverine World Wide, Inc.	42,450	1,213,645
		17,503,734

Electric Power - 4.22%
ALLETE, Inc.	35,900	1,294,554
IDACORP, Inc.	31,875	1,122,637
NV Energy, Inc.	96,275	1,222,692
TECO Energy, Inc.	72,950	1,192,003
		4,831,886

Electronics - 0.88%
General Cable Corp. (a)	37,825	1,003,876

Financial Services - 4.57%
Apollo Investment Corp.	114,125	1,152,662
Investment Technology Group, Inc. (a)	67,100	1,054,141
Net 1 UEPS Technologies, Inc. (a)	55,437	806,608
Raymond James Financial, Inc.	41,525	1,107,887
Waddell & Reed Financial, Inc. - Class A	47,125	1,122,989
		5,244,287

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Common Stocks - 90.78% - continued	Shares	Value

Gold & Silver Ores - 2.68%
Gammon Gold, Inc. (a)	158,525	$943,224
New Gold, Inc. (a)	191,275	950,637
Pan American Silver Corp.	51,550	1,183,588
		3,077,449

Healthcare - 8.45%
Alere, Inc. (a)	39,278	1,104,890
Amedisys, Inc. (a)	32,950	865,597
AmSurg Corp. (a)	59,700	1,093,704
Healthspring, Inc. (a)	66,850	1,256,780
LifePoint Hospitals, Inc. (a)	35,970	1,111,833
MEDNAX, Inc. (a)	19,750	931,213
STERIS Corp.	36,750	1,168,283
Owens & Minor, Inc.	40,550	1,102,555
Teleflex, Inc.	18,625	1,055,479
		9,690,334

Industrials - 4.80%
Alliant Techsystems, Inc. (a)	17,325	1,163,547
EnerSys (a)	48,750	1,180,725
Esterline Technologies Corp. (a)	23,900	1,226,787
GrafTech International, Ltd. (a)	74,925	1,174,824
RINO International Corp. (a)	55,234	758,363
		5,504,246

Information Technology - 8.35%
Anixter International, Inc. (a)	23,700	1,145,184
CACI International, Inc. - Class A (a)	26,825	1,261,311
DST Systems, Inc.	30,500	1,252,940
EarthLink, Inc.	144,175	1,273,065
Jabil Circuit, Inc.	76,300	1,107,113
Jack Henry & Associates, Inc.	45,575	1,157,605
Lexmark International, Inc. - Class A (a)	30,825	1,132,819
Synaptics, Inc. (a)	39,825	1,246,522
		9,576,559

Insurance - 7.10%
Allied World Assurance Company Holdings, Ltd.	24,161	1,203,701
Argo Group International Holdings, Ltd.	35,668	1,110,702
Aspen Insurance Holdings, Ltd.	40,425	1,105,624
Endurance Specialty Holdings, Ltd.	31,175	1,203,043
Hanover Insurance Group, Inc.	26,375	1,156,016
Platinum Underwriters Holdings, Ltd.	30,025	1,173,377
Protective Life Corp.	52,758	1,186,527
		8,138,990

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Common Stocks - 90.78% - continued	Shares	Value

Leisure - 0.98%
International Speedway Corp. - Class A	43,200	$1,118,880

Manufacturing - 1.93%
Ameron International Corp.	17,093	1,050,194
Barnes Group, Inc.	63,300	1,163,454
		2,213,648

Mining - 0.86%
Thompson Creek Metals Co., Inc. (a)	105,750	983,475

Oil & Natural Gas - 8.89%
Atwood Oceanics, Inc. (a)	44,050	1,198,160
Cal Dive International, Inc. (a)	162,925	964,516
Contango Oil & Gas Co. (a)	25,750	1,128,880
Forest Oil Corp. (a)	38,175	1,091,423
SM Energy Co.	25,700	1,064,494
Superior Energy Services, Inc. (a)	52,025	1,185,650
Tesoro Corp.	89,874	1,160,273
Vectren Corp.	46,325	1,147,470
W&T Offshore, Inc.	135,623	1,249,088
		10,189,954

Restaurants - 1.89%
Brinker International, Inc.	68,500	1,076,820
Sonic Corp. (a)	124,167	1,092,670
		2,169,490

Retail - 1.38%
Cash America International, Inc.	17,020	570,170
Regis Corp.	66,375	1,010,891
		1,581,061

Semiconductors - 1.03%
Microsemi Corp. (a)	73,850	1,178,646

Services - 6.10%
EMCOR Group, Inc. (a)	46,500	1,209,465
GATX Corp.	42,425	1,198,930
Geo Group, Inc. / The (a)	53,394	1,152,243
Kelly Services, Inc. - Class A (a)	75,400	1,115,920
LIFE TIME FITNESS, Inc. (a)	32,750	1,190,790
Tutor Perini Corp. (a)	58,634	1,130,464
		6,997,812

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Common Stocks - 90.78% - continued	Shares	Value

Telecommunications - 1.76%
CommScope, Inc. (a)	45,400	$923,436
Plantronics, Inc.	36,525	1,094,654
		2,018,090

Transportation - 2.89%
Brink's Co. / The	51,925	1,137,157
Diana Shipping, Inc. (a)	83,225	1,100,235
Ryder System, Inc.	24,525	1,071,007
		3,308,399

TOTAL COMMON STOCKS (Cost $96,137,400)		104,064,047

Real Estate Investment Trusts - 5.98%

Alexandria Real Estate Equities, Inc.	17,075	1,204,641
Anworth Mortgage Asset Corp.	161,725	1,127,223
CBL & Associates Properties, Inc.	90,600	1,274,742
CommonWealth REIT	44,962	1,166,764
Hospitality Properties Trust	48,525	992,336
Medical Properties Trust, Inc.	109,738	1,090,796

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,668,516)		6,856,502

Money Market Securities - 3.16%

Huntington Money Market Fund - Trust Shares, 0.01% (b)	3,625,496	3,625,496

TOTAL MONEY MARKET SECURITIES (Cost $3,625,496)		3,625,496

TOTAL INVESTMENTS (Cost $105,431,412) - 99.92%		$114,546,045

Other assets less liabilities - 0.08%		88,568

TOTAL NET ASSETS - 100.00%		$114,634,613

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at July 31, 2010.

Tax Related
Unrealized appreciation	$14,963,065
Unrealized depreciation	(5,848,432)
Net unrealized appreciation	$9,114,633

Aggregate cost of securities for income tax purposes	$105,431,412

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments
July 31, 2010
(Unaudited)

Common Stocks - 98.49%	Shares	Value

Agriculture - 1.00%
Archer-Daniels-Midland Co.	2,739	$74,939

Banks - 9.57%
Banco Bilbao Vizcaya Argentaria, S.A. (a)	6,477	87,116
Banco Santander SA (a)	6,460	82,494
BNP Paribas (a)	2,397	82,121
DBS Group Holdings, Ltd. (a)	1,897	80,755
Erste Group Bank AG (a)	4,106	83,147
Shinhan Financial Group Co., Ltd. (a)	968	80,083
State Street Corp.	2,002	77,918
United Overseas Bank, Ltd. (a)	2,632	76,854
Woori Finance Holdings Co., Ltd. (a)	1,840	69,552
		720,040

Consumer Goods - 2.18%
Altria Group, Inc.	3,720	82,435
Reynolds American, Inc.	1,412	81,642
		164,077

Diversified Conglomerates - 1.07%
Keppel Corp., Ltd. (a)	5,828	80,601

Electric Power - 7.87%
AES Corp. / The (b)	7,087	73,067
Edison International	2,168	71,869
Entergy Corp.	954	73,945
Exelon Corp.	1,806	75,545
FirstEnergy Corp.	1,936	72,987
PPL Corp.	2,858	77,995
Public Service Enterprise Group, Inc.	2,215	72,874
RWE AG (a)	1,054	74,465
		592,747

Electronics - 1.86%
LG Display Co., Ltd. (a)	4,271	65,645
Corning, Inc.	4,086	74,038
		139,683

Financial Services - 2.17%
Credit Suisse Group AG (a)	1,813	82,256
Goldman Sachs Group, Inc. / The	539	81,292
		163,548

Healthcare - 6.59%
Aetna, Inc.	2,448	68,177
Amgen, Inc. (b)	1,349	73,561
Baxter International, Inc.	1,773	77,604
CIGNA Corp.	2,115	65,057
Humana, Inc. (b)	1,512	71,094
UnitedHealth Group, Inc.	2,377	72,380
WellPoint, Inc. (b)	1,349	68,421
		496,294

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Common Stocks - 98.49% - continued	Shares	Value

Industrials - 5.38%
General Dynamics Corp.	1,113	$68,171
L-3 Communications Holdings, Inc.	913	66,686
Lafarge SA (a)	4,788	65,308
Lockheed Martin Corp.	923	69,363
Northrop Grumman Corp.	1,200	70,368
Raytheon Co.	1,399	64,732
		404,628

Information Technology - 2.54%
Hewlett-Packard Co.	1,552	71,454
Symantec Corp. (b)	4,913	63,722
Western Digital Corp. (b)	2,127	56,132
		191,308

Insurance - 11.84%
ACE, Ltd.	1,403	74,471
Aflac, Inc.	1,678	82,541
Allstate Corp. / The	2,439	68,877
Chubb Corp. / The	1,406	73,998
Hartford Financial Services Group, Inc. / The	2,965	69,411
Lincoln National Corp.	2,678	69,735
Loews Corp.	2,197	81,619
MetLife, Inc.	1,817	76,423
Principal Financial Group, Inc.	2,827	72,399
Prudential Financial, Inc.	1,261	72,243
Travelers Companies, Inc. / The	1,450	73,153
Zurich Financial Services AG (a)	3,265	76,270
		891,140

Metal Mining - 1.07%
Freeport-McMoRan Copper & Gold, Inc.	1,130	80,840

Oil & Natural Gas - 19.63%
BP plc (a)	2,345	90,212
Chesapeake Energy Corp.	3,027	63,658
Chevron Corp.	986	75,143
ConocoPhillips	1,330	73,443
Crescent Point Energy Corp.	1,945	71,615
Diamond Offshore Drilling, Inc.	1,166	69,365
El Paso Corp.	5,874	72,368
Encana Corp.	2,161	65,975
Eni S.p.A. (a)	1,879	76,870
Gazprom (a)	3,624	78,278
LUKOIL (a)	1,391	79,426
National Oilwell Varco, Inc.	1,955	76,558
Noble Corp.	2,360	76,700
PetroChina Co., Ltd. (a)	650	74,406
Petroleo Brasileiro S.A. (a)	1,945	70,798
Repsol YPF, S.A. (a)	3,384	80,032

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Common Stocks - 98.49% - continued	Shares	Value

Oil & Natural Gas - 19.63% - continued
Statoil ASA (a)	3,472	$70,586
Talisman Energy, Inc.	4,286	73,462
Total SA (a)	1,495	75,692
Transocean, Ltd. (b)	1,364	63,030
		1,477,617

Pharmaceuticals - 8.85%
AstraZeneca PLC (a)	1,637	82,570
Bayer AG (a)	1,243	71,659
Eli Lilly and Co.	2,152	76,611
Forest Laboratories, Inc. (b)	2,728	75,702
Gilead Sciences, Inc. (b)	2,068	68,906
GlaxoSmithKline plc (a)	2,099	73,822
Merck & Co., Inc.	2,088	71,952
Pfizer, Inc.	4,897	73,455
Sanofi-Aventis (a)	2,447	71,306
		665,983

Retail - 0.91%
Delhaize Group (a)	923	68,699

Telecommunications - 15.96%
AT&T, Inc.	2,929	75,978
BT Group plc (a)	3,676	82,269
CenturyLink, Inc.	2,130	75,871
China Mobile, Ltd. (a)	1,471	74,933
Deutsche Telekom AG (a)	6,296	84,240
France Telecom SA (a)	3,926	82,328
Koninklijke (Royal) KPN NV (a)	5,650	81,078
Mobile TeleSystems (a)	3,706	82,273
Nokia Corp. (a)	8,369	79,589
Portugal Telecom, SGPS, S.A. (a)	6,865	75,309
SK Telecom Co., Ltd. (a)	4,821	78,968
Swisscom AG (a)	2,203	82,546
Telecom Italia S.p.A. (a)	6,217	79,142
Telefonica S.A. (a)	1,239	84,797
Vodafone Group Plc (a)	3,507	82,344
		1,201,665

TOTAL COMMON STOCKS (Cost $7,291,866)		7,413,809

Real Estate Investment Trusts - 0.96%

Annaly Capital Management, Inc.	4,163	72,436

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $62,109)		72,436

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Money Market Securities - 0.52%	Shares	Value

Huntington Money Market Fund - Trust Shares, 0.01% (c)	39,170	$39,170

TOTAL MONEY MARKET SECURITIES (Cost $39,170)		39,170

TOTAL INVESTMENTS (Cost $7,393,145) - 99.97%		$7,525,415

Other assets less liabilities - 0.03%		1,997

TOTAL NET ASSETS - 100.00%		$7,527,412

(a) American Depositary Receipt.
(b) Non-income producing.
(c) Variable rate security; the money market rate shown represents the rate at July 31, 2010.

Tax Related
Unrealized appreciation	$415,634
Unrealized depreciation	(283,364)
Net unrealized appreciation	$132,270

Aggregate cost of securities for income tax purposes	$7,393,145

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Market Over-Reaction Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

DIVERSIFICATION OF ASSETS:	Percentage of
Net Assets
Austria	1.10%
Belgium	0.91%
Brazil	0.94%
Canada	2.80%
China	0.99%
Finland	1.06%
France	5.01%
Germany	3.06%
Hong Kong	1.00%
Italy	2.07%
Netherlands	1.08%
Norway	0.94%
Portugal	1.00%
Russia	3.19%
Singapore	2.09%
South Africa	1.07%
South Korea	3.91%
Spain	4.44%
Switzerland	6.05%
United Kingdom	5.46%
United States	51.28%
Total	99.45%
Money Market Securities	0.52%
Other assets less liabilities	0.03%
Grand Total	100.00%

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments
July 31, 2010
(Unaudited)

Common Stocks - 100.30%	Shares	Value

Banks - 15.19%
Banco Bilbao Vizcaya Argentaria, S.A. (a)	731	$9,832
Banco Santander SA (a)	755	9,641
Bank of Montreal	106	6,472
Barclays PLC (a)	375	7,826
Deutsche Bank AG (b)	126	8,850
HSBC Holdings plc (a)	194	9,910
KB Financial Group, Inc. (a)	213	9,112
		61,643

Chemicals - 2.06%
Agrium, Inc.	133	8,379

Consumer Goods - 7.05%
British American Tobacco PLC (a)	156	10,753
Diageo plc (a)	117	8,176
Unilever PLC (a)	338	9,677
		28,606

Electric Power - 1.80%
E. ON AG (a)	245	7,313

Electronics - 3.46%
China Digital TV Holding Co., Ltd. (a) (c)	987	5,843
Siemens AG (a)	84	8,181
		14,024

Financial Services - 3.96%
Net 1 UEPS Technologies, Inc. (c)	472	6,868
Nomura Holdings, Inc. (a)	1,634	9,199
		16,067

Gold & Silver Ores - 5.37%
Barrick Gold Corp.	175	7,193
Silver Wheaton Corp. (c)	403	7,597
Yamana Gold, Inc.	742	6,990
		21,780

Healthcare - 4.02%
Covidien PLC	215	8,024
Smith & Nephew plc (a)	190	8,288
		16,312

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Common Stocks - 100.30% - continued	Shares	Value

Industrials - 5.93%
ABB, Ltd. (a) (c)	365	$7,366
BAE Systems plc (a)	420	8,211
Chicago Bridge & Iron Co. N.V. (c) (d)	377	8,486
		24,063

Insurance - 6.66%
Allianz SE (a)	808	9,389
ING Groep N.V. (a) (c)	982	9,447
Prudential plc (a)	470	8,183
		27,019

Leisure - 1.71%
Carnival plc (a)	191	6,952

Mining - 1.67%
BHP Billiton, Ltd. (a)	94	6,790

Oil & Natural Gas - 20.30%
BASF SE (a)	135	7,897
BP plc (a)	293	11,272
Eni S.p.A. (a)	199	8,141
Ensco PLC (a)	152	6,355
LUKOIL (a)	142	8,108
Nexen, Inc.	362	7,493
Petroleo Brasileiro S.A. (a)	223	8,117
Royal Dutch Shell PLC (a)	178	9,865
Statoil ASA (a)	347	7,055
Total SA (a)	160	8,101
		82,404

Pharmaceuticals - 5.94%
AstraZeneca PLC (a)	160	8,070
GlaxoSmithKline plc (a)	226	7,948
Sanofi-Aventis (a)	278	8,101
		24,119

Retail - 1.80%
Delhaize Group (a)	98	7,294

Telecommunications - 6.86%
Nokia Corp. (a)	916	8,711
SK Telecom Co., Ltd. (a)	582	9,533
Vodafone Group Plc (a)	408	9,580
		27,824

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

Common Stocks - 100.30% - continued	Shares	Value

Transportation - 5.09%
Ryanair Holdings PLC (a) (c)	273	$8,176
Seaspan Corp.	584	6,588
Ship Finance International, Ltd.	309	5,890
		20,654

Utilities - 1.43%
Companhia de Saneamento Basico do Estado de Sao Paulo (a) (c)	146	5,812

TOTAL COMMON STOCKS (Cost $402,120)		407,055

Money Market Securities - 0.36%

Huntington U.S. Treasury Money Market Fund - Trust Shares, 0.01% (e)	1,475	1,475

TOTAL MONEY MARKET SECURITIES (Cost $1,475)		1,475

TOTAL INVESTMENTS (Cost $403,595) - 100.66%		$408,530

Liabilities in excess of other assets - (0.66)%		(2,683)

TOTAL NET ASSETS - 100.00%		$405,847

(a) American Depositary Receipt.
(b) Global Registered Shares.
(c) Non-income producing.
(d) New York Registry.
(e) Variable rate security; the money market rate shown represents the rate at July 31, 2010.

Tax Related
Unrealized appreciation	$19,027
Unrealized depreciation	(14,092)
Net unrealized appreciation	$4,935

Aggregate cost of securities for income tax purposes	$403,595

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian International Value Fund
Schedule of Investments - continued
July 31, 2010
(Unaudited)

DIVERSIFICATION OF ASSETS:	Percentage of
Net Assets
Australia	1.67%
Belgium	1.80%
Bermuda	1.45%
Brazil	3.43%
Canada	10.87%
Cayman Islands	1.44%
Finland	2.15%
France	3.99%
Germany	10.26%
Japan	2.27%
Ireland	3.99%
Italy	2.01%
Marshall Islands	1.62%
Netherlands	6.85%
Norway	1.74%
Russia	2.00%
South Korea	4.59%
Spain	4.80%
Switzerland	1.82%
United Kingdom	29.86%
United States	1.69%
Total	100.30%
Money Market Securities	0.36%
Liabilities in excess of other assets	(0.66)%
Grand Total	100.00%

See accompanying notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Notes to the Schedule of Investments
July 31, 2010
(Unaudited)

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, Global Registered securities, New York Registry securities, exchanged-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities. The rights owned by the Mid Cap Value Fund were valued with considerations that no market exists for the rights and any future payments are not guaranteed.

Dreman Contrarian Funds
Notes to the Schedule of Investments - continued
July 31, 2010
(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Futures contracts that the Funds invest in are generally traded over-the-counter. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and will generally be categorized as Level 2 securities.

Fixed income securities are generally valued using market quotations in an active market, and will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.  Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

The following is a summary of the inputs used to value the High Opportunity Fund’s investments as of July 31, 2010:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$75,414,353	$-	$-	$75,414,353

American Depositary Receipts*	6,592,355	-	-	6,592,355

Exchange-Traded Funds	224,254	-	-	224,254

Money Market Securities	597,081	-	-	597,081

Total	$82,828,043	$-	$-	$82,828,043

*Refer to the Schedule of Investments for industry classifications.

Dreman Contrarian Funds
Notes to the Schedule of Investments - continued
July 31, 2010
(Unaudited)

The following is a summary of the inputs used to value the Mid Cap Value Fund’s investments as of July 31, 2010:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$740,709	$-	$-	$740,709

American Depositary Receipts*	12,543	-	-	12,543

Real Estate Investment Trusts	50,096	-	-	50,096

Rights	-	-	0	0

Money Market Securities	27,260	-	-	27,260

Total	$830,608	$-	$0	$830,608
*Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the Small Cap Value Fund’s investments as of July 31, 2010:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$104,064,047	$-	$-	$104,064,047

Real Estate Investment Trusts	6,856,502	-	-	6,856,502

Money Market Securities	3,625,496	-	-	3,625,496

Total	$114,546,045	$-	$-	$114,546,045

*Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used to value the Market Over-Reaction Fund’s investments as of July 31, 2010:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$4,212,970	$-	$-	$4,212,970

American Depositary Receipts*	3,200,839	-	-	3,200,839

Real Estate Investment Trusts	72,436	-	-	72,436

Money Market Securities	39,170	-	-	39,170

Total	$7,525,415	$-	$-	$7,525,415

*Refer to the Schedule of Investments for industry classifications.

Dreman Contrarian Funds
Notes to the Schedule of Investments - continued
July 31, 2010
 (Unaudited)

The following is a summary of the inputs used to value the International Value Fund’s investments as of July 31, 2010:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$71,494	$-	$-	$71,494

American Depositary Receipts*	318,225	-	-	318,225

Global Registered Shares*	8,850	-	-	8,850

New York Registry Shares*	8,486	-	-	8,486

Money Market Securities	1,475	-	-	1,475

Total	$408,530	$-	$-	$408,530

*Refer to the Schedule of Investments for industry classifications.

The High Opportunity, Small Cap Value, Market Over-Reaction, and International Value Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Mid Cap Value Fund held an escrow right which was valued at $0.00 for the period ended July 31, 2010, therefore, no reconciliation of Level 3 securities is included for this reporting period.  The High Opportunity, Mid Cap Value, Small Cap Value, Market Over-Reaction, and International Value Funds did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the  registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing  date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in  filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                             Dreman Contrarian Funds
By
/s/ John Swhear
John Swhear, Chief Executive Officer

Date                  9/16/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
 /s/ John Swhear
 John Swhear, Chief Executive Officer

Date              9/16/10

By
/s/ William Murphy
William Murphy, Treasurer and Chief Financial Officer

Date             9/16/10